Note 15 - Retirement and Pension Plans (Detail) - Changes in Projected Benefit Obligation and Plan Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Projected benefit obligation, beginning of the year	$ 1,074	$ 1,047
Service cost	5	6
Interest cost	20	23
Actuarial loss (gain)	121	(2)
Projected benefit obligation, end of the year	1,220	1,074
Fair value of plan assets, beginning of the year	446	368
Employer contributions	42	87
Actual return on plan assets	24	(9)
Fair value of plan assets, end of the year	$ 512	$ 446